Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Inst | Goldman Sachs Buffered S&P 500 Fund - May-Nov
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Buffered S&P 500 Fund – May/Nov—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Buffered S&P 500 Fund – May/Nov (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares of the Fund. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund had not commenced operations as of December 31, 2022, there is no portfolio turnover information quoted for the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Total Annual Fund Operating Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve a total return, for a six-month period from May 1 to October 31 or November 1 to April 30 (an “Outcome Period”), that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over the Outcome Period. Although the Fund seeks to implement a targeted outcome strategy, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcome. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.The Fund’s current Outcome Period is the six-month period from May 1, 2023 to October 31, 2023 and the Fund’s next Outcome Period is the six-month period from November 1, 2023 to April 30, 2024.* The targeted outcomes sought by the Fund, which include the buffer and cap discussed below, are based primarily upon the performance of the Underlying Index over successive six-month periods from May 1 to October 31 and November 1 to April 30.◼Buffer: The Fund seeks to provide a downside buffer against approximately the first 5% of losses of the Underlying Index over each Outcome Period, before the deduction of Fund fees and expenses (the “Buffer”). After deducting Fund fees and expenses, the Buffer is expected to be approximately 4.65% for each Outcome Period. The Fund, and therefore its investors, will participate in all losses of the Underlying Index in excess of the Buffer, but not losses up to the Buffer (which, after deducting Fund fees and expenses, is expected to be approximately 4.65%). There is no guarantee the Fund will successfully buffer against losses of the Underlying Index. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below.◼Cap: The Fund’s performance is subject to an upside return limit – or “cap” – that represents the maximum percentage return the Fund can achieve for the duration of the Outcome Period (the “Cap”). The initial Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer and may increase or decrease from one Outcome Period to the next.If the value of the Underlying Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the Underlying Index, up to the Cap. If the value of the Underlying Index increases in excess of the Cap, the Fund, and therefore its investors, will not fully participate in those excess gains. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below.The Buffer and Cap are calculated prior to taking into account the fees and expenses reflected in the Fund’s “Annual Fund Operating Expenses” Table (included above) annualized over each Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by the amount of Fund fees and expenses. Similarly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses in addition to losses beyond the Buffer. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by a Fund. The Fund’s website (http://www.gsamfunds.com/vitfunds) provides important information about the Fund on a daily basis, including information about the Buffer and the Cap for the then-current Outcome Period, the then-current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering an investment in the Fund must visit the website for the latest information.In order to implement the Buffer and Cap, the Fund will primarily invest in FLexible EXchange® Options (“FLEX Options”) and over-the-counter (“OTC”) and listed options that reference the Underlying Index (together with FLEX Options, “S&P 500 Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates.The Fund will purchase and sell call and put S&P 500 Options to seek to achieve two main targeted outcomes within the Fund’s portfolio. One set of options is designed to buffer the Fund from losses over an Outcome Period, while another set is designed to produce returns that track those of the Underlying Index over an Outcome Period, up to the Cap for that Outcome Period. In addition to S&P 500 Options, the Fund may invest in other derivatives, including futures contracts, to seek to achieve these targeted outcomes.The first set of S&P 500 Options is designed to buffer the Fund from losses of up to approximately 5% if the Underlying Index experiences a loss at the end of an Outcome Period. The Fund will generally create this first set of options by employing at-the-money and/or out-of-the-money put S&P 500 Options. There is no guarantee that the Fund will be successful in its attempts to buffer against losses of the Underlying Index and an investor may lose their entire investment. The Buffer is operative only against approximately the first 5% of Underlying Index losses at the end an Outcome Period. If the Underlying Index has decreased in value by more than the Buffer (approximately 5%) at the end of an Outcome Period, the Fund, and therefore its investors, will participate in those losses. The Buffer is calculated prior to taking into account Fund fees and expenses. After deducting Fund fees and expenses, the Buffer is expected to be approximately 4.65% for each Outcome Period. If an investor purchases shares of the Fund after the commencement of an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer for the remainder of the Outcome Period. Conversely, after the commencement of the Outcome Period, if the Fund has already increased in value since the start of the Outcome Period, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer. Furthermore, because the Buffer is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the Buffer. The second set of S&P 500 Options is designed to produce returns that track those of the Underlying Index over an Outcome Period if the value of the Underlying Index increases during that Outcome Period. However, unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. The Fund will generally create this second set of options by employing at-the-money and/or out-of-the-money call S&P 500 Options. This means that if the value of the Underlying Index increases over an Outcome Period beyond the level of the Cap, the Fund will not participate in those excess gains. Therefore, regardless of the performance of the Underlying Index, the Cap, before Fund fees and expenses, is the maximum return an investor can achieve from an investment in the Fund over an Outcome Period. In the event an investor purchases shares of a Fund after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap for that Outcome Period, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period.The Cap is based on the strike prices of the S&P 500 Options that the Fund has sold over an Outcome Period. The Cap is set on or before the first day of an Outcome Period based on the cost of providing the Buffer. The Cap may increase or decrease from one Outcome Period to the next.As the S&P 500 Options mature at the end of a six-month Outcome Period, the Fund will enter into a new set of S&P 500 Options, which may increase or decrease the Cap for the subsequent six-month Outcome Period. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. Approximately one week prior to the start of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (http://www.gsamfunds.com/vitfunds) the anticipated ranges for the Cap for the next Outcome Period. On or about the commencement of an Outcome Period, the Fund will supplement this Prospectus and publish on its website (http://www.gsamfunds.com/vitfunds) the Fund’s final Buffer and Cap for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.The outcomes sought by the Fund are based upon the Fund’s net asset value (“NAV”) on the business day immediately prior to the first day of an Outcome Period. Each S&P 500 Option’s value is ultimately derived from the performance of the Underlying Index during an Outcome Period. To achieve the desired outcomes for an Outcome Period, an investor must hold Fund shares for the entire six-month Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely have purchased shares at a different NAV than the NAV upon which the targeted outcomes are based and, accordingly, will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that redeems shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes.Illustration: Potential Scenarios (Before Fund Fee and Expense Deductions)The following chart and table illustrate the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period. The returns shown in the chart and table are based on a hypothetical Buffer and Cap and hypothetical performance of the Underlying Index in certain illustrative scenarios. The returns do not take into account the deduction of Fund fees and expenses (including brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses). If they did, the returns shown for the Fund would be lower. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.The above chart and table are not intended to predict or project the performance of the S&P 500 Options, the Underlying Index or the Fund. The actual performance of the Underlying Index may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the S&P 500 Options, the Underlying Index or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your insurance company or other financial intermediary for more information.The Fund may invest in one or more underlying funds (including exchange-traded funds (“ETFs”)) that seek to track the Underlying Index and one or more money market funds, including ETFs and money market funds for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund intends to also invest directly in fixed income securities (bonds) and equity securities (stocks). These investments may be publicly traded, privately issued, or negotiated. The percentage of the Fund invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates such securities’ relative attractiveness and determines the optimal option structure for the Outcome Period. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating.In addition to S&P 500 Options, the Fund may invest in other derivatives, including credit default swaps (including credit default index swaps or “CDX”), total return swaps and futures, each of which can be used for both hedging purposes and to seek to increase total return. The Fund may also utilize various interest rate-related derivatives, including futures and swaps, to manage the duration of its fixed income positions.The Fund also may hold cash or invest in cash equivalents in order to collateralize its derivatives positions. Certain underlying funds may invest in derivatives for both hedging purposes and to seek to increase total return.The Fund’s primary benchmark index is the S&P 500 Total Return Index (Net, USD, Unhedged). The Fund’s secondary benchmark is a composite index comprised of the S&P 500 Total Return Index (70%) and the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (30%). The S&P 500 Total Return Index is distinct from the Underlying Index because the Underlying Index only tracks the performance of the stock prices of the companies included in the index, and does not include returns from dividends paid by companies included in the index.THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. The investment program of the Fund entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Fund will be achieved. Moreover, certain investment techniques which the Fund may employ can substantially increase the risk of investment loss. There is no assurance that the investment processes of the Fund will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Fund will be exercised in a manner that is successful or that is not adverse to the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.Absence of Regulation Risk. The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.Derivatives Risk. The Fund's use of options (including FLEX Options), futures credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.FLEX Options Risk. The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.Option Writing Risk. Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments. Writing (selling) options is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying Index, subject to the Buffer and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer. When an investor purchases shares of the Fund after the commencement of an Outcome Period, the Fund will enter into additional S&P 500 Options positions in order to maintain the targeted outcomes for the Fund established at the commencement of the Outcome Period. The Fund will incur additional expenses when entering into these new positions, which will further reduce the Fund’s returns.Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S.and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.Tax Diversification Risk. The Fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). In order for the Fund to qualify for “look through” treatment under the Diversification Requirements, Fund shares must be sold only to persons permitted to hold shares, directly or indirectly (each, a “Permitted Investor”), under Section 817 of the Code and Treasury Regulation 1.817-5(f), as supplemented by published rulings and procedures issued thereunder by the Internal Revenue Service (“IRS”). To the extent an investor in Fund shares no longer qualifies as a Permitted Investor, and such investor fails to restore its status as a Permitted Investor or obtain a waiver or closing agreement with respect to such failure from the IRS, the Fund may no longer qualify for “look through” treatment. Therefore, in testing compliance with the Diversification Requirements, an investor in the Fund, such as, for example, an insurance company separate account, no longer would be able to look through the Fund to its underlying investments. Instead, the Fund would be considered a single investment for purposes of the Diversification Requirements.A failure to satisfy the Diversification Requirements (whether resulting from investors in Fund shares or otherwise) could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the Fund. See “Taxation” in the Statement of Additional Information (the “SAI”) for more information.Tracking Error Risk. Tracking error is the divergence of the Fund’s performance (without regard to the Buffer or Cap) from that of the Underlying Index. The performance of the Fund may diverge from that of the Underlying Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Underlying Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Underlying Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no additional cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Inst | Goldman Sachs Buffered S&P 500 Fund - May-Nov | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	$ 468

[1]	The Fund’s “Total Annual Fund Operating Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.184% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 28, 2024, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.